Income Taxes Deferred Taxes (Details) (USD $) In Millions	Dec. 31, 2010	Dec. 31, 2009
Deferred Tax Asset (Liability)
Depreciation and amortization	$ (2,116.2)	$ (2,211.4)
Net operating loss and credit carryforwards	487.3	443.9
Reserves and accruals	119.7	123.1
Accrued compensation	169.0	149.1
Inventory basis difference	44.9	31.9
Available-for-sale investments	5.4	5.6
Non U.S. earnings expected to be repatriated	6.4	6.4
Other capitalized costs	62.1	0
Other, net	55.7	11.8
Deferred Tax Assets (Liabilities) Before Valuation Allowance	(1,165.7)	(1,439.6)
Less: Valuation allowance	156.1	164.8
Deferred Tax Assets (Liabilities), Net	$ (1,321.8)	$ (1,604.4)